UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing the Report:

Name:	 Pillar Point Equity Management, LLC
Address: 333 Gellert Boulevard, Suite 121
	 Daly City, CA 94015

Form 13-F File Number:  ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Craig A. MacLeod
Title:	Secretary
Phone:	650-758-0134

Signature, Place and Date of Signing:

	Craig A. MacLeod		Daly City, CA	February 9, 2000

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[ X]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28-6122			Pillar Point Capital Management, Inc.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  14

Form 13F Information Total Value Total:  $8,338

List of Other Included Managers:

	NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      332  3070.00 SH       SOLE                  3070.00
DELL COMPUTER CORP             COM              247025109      209  4100.00 SH       SOLE                  4100.00
EMC CORP                       COM              268648102      448  4100.00 SH       SOLE                  4100.00
GAP INC                        COM              364760108      363  7900.00 SH       SOLE                  7900.00
GATEWAY INC                    COM              367626108      353  4900.00 SH       SOLE                  4900.00
LOWE'S COMPANIES INC           COM              548661107      245  4100.00 SH       SOLE                  4100.00
MBNA CORP                      COM              55262L100      212  7762.00 SH       SOLE                  7762.00
MCI WORLDCOM INC               COM              55268B106      285  5370.00 SH       SOLE                  5370.00
ORACLE CORP                    COM              68389X105      949  8468.00 SH       SOLE                  8468.00
QUALCOMM INC                   COM              747525103     2114 12000.00 SH       SOLE                 12000.00
SUN MICROSYSTEMS INC           COM              866810104      527  6800.00 SH       SOLE                  6800.00
TEXAS INSTRUMENTS INC          COM              882508104      222  2300.00 SH       SOLE                  2300.00
VERITAS SOFTWARE CORP          COM              923436109     1621 11325.00 SH       SOLE                 11325.00
NOKIA CORP SPONS ADR           ADR              654902204      459  2400.00 SH       SOLE                  2400.00
